Cash and Cash Equivalents - Schedule of Cash And Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash at bank
Cash equivalents (Note 3)	¥ 386,378		¥ 127,926
Total cash and cash equivalents	589,689	$ 81,609	550,274	$ 76,154	¥ 948,765	¥ 1,706,880
USD deposits
Cash at bank
Cash at bank	149,550		353,379
RMB deposits
Cash at bank
Cash at bank	44,197		63,856
Australian Dollar deposit
Cash at bank
Cash at bank	¥ 9,564		¥ 5,113